RELATED PARTIES (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 USD ($)
Key Management Personnel [Abstract]
Short-term employee benefits	$ 3,100,958		$ 2,109,813		$ 1,503,275
Post-employment benefits	68,300		47,502		25,114
Share-based payments	2,749,346		1,650,382		7,146,121
Total compensation	5,918,604		3,807,697		8,674,510
Loans provided to key management personnel	0		0		0
Loans provided from key management personnel	0		$ 0		$ 0
Performance Industries, Inc [Member]
Other Transactions With Related Parties [Abstract]
Payment for provision of services in relation to business development	$ 53,138
Apollo Group [Member]
Other Transactions With Related Parties [Abstract]
Payment for provision of services in relation to business development		$ 413,000		$ 318,000
Notice period for termination of agreement	1 month	1 month
Hyperion Metals (Australia) Pty Ltd [Member]
Subsidiaries [Abstract]
Country of Incorporation	Australia	Australia
Equity Interest	100.00%	100.00%	100.00%	100.00%	100.00%
IperionX Critical Minerals LLC [Member]
Subsidiaries [Abstract]
Country of Incorporation	United States	United States
Equity Interest	100.00%	100.00%	100.00%	100.00%	100.00%
IperionX Technology LLC [Member]
Subsidiaries [Abstract]
Country of Incorporation	United States	United States
Equity Interest	100.00%	100.00%	100.00%	100.00%	100.00%
IperionX Inc. [Member]
Subsidiaries [Abstract]
Country of Incorporation	United States	United States
Equity Interest	100.00%	100.00%	100.00%	100.00%	0.00%
Calatos Pty Ltd LLC [Member]
Subsidiaries [Abstract]
Country of Incorporation	United States	United States
Equity Interest	0.00%	0.00%	100.00%	100.00%	100.00%